Contract assets	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Contract assets

22.   Contract assets

	31 December	31 December
Non-current contract assets:	2021	2020
Contract assets	67,505	128,114

	31 December	31 December
Current contract assets:	2021	2020
Contract assets	1,180,236	972,052

The contract assets represent contract assets from subscribers. Contract asset is recorded when revenue is recognized in advance of the Group’s right to bill and receive consideration. The contract asset will decrease as services are provided and billed. Contract assets also include contracted receivables related to handset campaigns, and the portion which will be billed after one year is presented under long term contract assets.